Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

Operating leases

The Company leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. The Company also leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company's election. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.

Rent expense under the Company's facility operating leases for the three months ended September 30, 2017 and 2016 was $238,791 and $254,219, respectively. Rent expense under the Company's facility operating leases for the nine months ended September 30, 2017 and 2016 was $710,330 and $756,608, respectively.

Capital leases

The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.

Registration and other stockholder rights

In connection with the various investment transactions, the Company entered into registration rights agreements with stockholders, pursuant to which the investors were granted certain demand registration rights and/or piggyback and/or resale registration rights in connection with subsequent registered offerings of the Company's common stock.

Restructuring

In early June 2017, the Company commenced a restructuring of its operations to improve efficiency and reduce its cost structure. To date, we have achieved a reduction in operating expenses of approximately 25-30 percent. The restructuring plans anticipate that the Company will consolidate operations for FDA-cleared and CE marked products and research and development activities for the Acuitas Rapid Test in Gaithersburg, Maryland, and reduce the size of its commercial organization while the Company works to complete the development of its Acuitas Rapid Test and Acuitas Lighthouse Knowledgebase products and services in development.

There were approximately $0 and $121,000 of one-time termination benefits that were recognized during the three and nine months ended September 30, 2017 related to the restructuring.  The Company does not anticipate any further one-time termination benefits related to the restructuring plan.  Retention agreements were issued to certain employees in which retention bonuses are earned and paid upon the completion of a designated service period.  The service periods ends in December 2017.  The Company expects to incur total retention expense of approximately $68,000 of which approximately $34,000 and $47,000 was incurred during the three and nine months ended September 30, 2017.  The future minimum lease payments for the Woburn facility were approximately $1.8 million as of September 30, 2017.  A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity shall be recognized at the cease-use date.  If the contract is an operating lease the fair value of the liability at the cease-use date shall be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property.  The Company expects the cease-use date for the Woburn facility to be in the first quarter of 2018.  We have not estimated the contract termination costs associated with this lease given that we have not yet reached the cease use date and given that we have only begun preliminary sublease pursuit activities.  We do not believe there will be significant additional costs related to restructuring outside of what is described herein.

Operating leases

The Company leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022.

During the second quarter of 2015, the Company extended the term of its Gaithersburg, Maryland office lease, effective May 7, 2015, through January 31, 2021, with one additional five- year renewal at the Company's election. The Company is responsible for all utilities, repairs, insurance, and taxes under this operating lease. Effective July 1, 2015, the Company further modified its lease agreement to add additional leased space to its headquarters. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.

Rent expense under the Company's facility operating leases for the year ended December 31, 2016 and 2015 was $1,000,726 and $683,519, respectively.

Capital leases

The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments. Following is a schedule by year of the estimated future minimum payments under all operating and capital leases as of December 31, 2016:

Year ending December 31,	Capital Leases	Operating Leases	Total
2017	$204,354	$1,072,448	$1,276,802
2018	113,337	1,205,263	1,318,600
2019	21,266	427,769	449,035
2020	21,266	427,769	449,035
2021 and thereafter	1,773	463,416	465,189
Total	$361,996	$3,596,665	$3,958,661
Less: amount representing interest	(31,054)
Net present value of future minimum lease payments	$330,942
Current maturities	(184,399)
Long-term maturities	$146,543

Assets under capital leases were included in the following balance sheet categories as of December 31:

	2016	2015
Laboratory and manufacturing equipment	$560,829	$803,500
Office furniture and equipment	64,790	89,140
Computers and network equipment	24,350	153,693
Less accumulated amortization	(270,808)	(402,066)
Capital lease assets, net	$379,161	$644,267

Amortization expense associated with equipment under capital leases for the years ended December 31, 2016 and 2015 was $161,606 and $157,036, respectively, and is included within depreciation and amortization expense in the consolidated statements of operations.

Registration and other stockholder rights

In connection with the various investment transactions, the Company entered into registration rights agreements with stockholders, pursuant to which the investors were granted certain demand registration rights and/or piggyback and/or resale registration rights in connection with subsequent registered offerings of the Company's common stock.